ASSETS SUBJECT TO FORECLOSURE AND DISCONTINUED OPERATIONS - Net loss from foreclosure (Details)	3 Months Ended	6 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)
ASSETS SUBJECT TO FORECLOSURE AND DISCONTINUED OPERATIONS
Net loss from foreclosure	$ (179,008,341)	$ (179,008,341)
Discontinued operations
ASSETS SUBJECT TO FORECLOSURE AND DISCONTINUED OPERATIONS
Consideration offered from noteholders	15,000,000	15,000,000
Assets subject to foreclosure
ASSETS SUBJECT TO FORECLOSURE AND DISCONTINUED OPERATIONS
Net assets reclassified as subject to foreclosure	194,008,341	194,008,341
Consideration offered from noteholders	$ (15,000,000)	(15,000,000)
Net loss from foreclosure		$ 179,008,341